WEBs ETF Trust

WEBs Defined Volatility XLRE ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 52.2%
United States – 52.2%
Real Estate Select Sector SPDR Fund	2,973	$123,112
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $127,036)		123,112

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 51.8%
Time Deposits – 51.8%
JPMorgan Chase, New York, 3.68% 08/01/2025	$122,201	122,201
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,201)		122,201

TOTAL INVESTMENTS – 104.0% (Cost - $249,237)		245,313
OTHER ASSETS LESS LIABILITIES – (4.0)%		(9,335)
NET ASSETS – 100.0%		$235,978

TOTAL RETURN SWAPS

						Value and
Counterparty &	Rate		Current			Unrealized
Reference	Paid/	Payment	Notional		Maturity	Appreciation/
Instrument	Received	Frequency	(000)		Date	(Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Real Estate Select Sector SPDR	USONFFE + 1.00%	Monthly	USD	286	08/25/2026	$(9,283)

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate